Reclamation deposit	6 Months Ended
Dec. 31, 2021
Reclamation Deposit
Reclamation deposit

4.       Reclamation deposit

On September 6, 2017, the Company paid $79,439 (US$62,659) for a reclamation bond to the Bureau of Land Management California State (“BLM”) with respect to the exploration trenching and drilling on Bristol Dry Lake. This amount was determined by the BLM to be sufficient to meet all anticipated reclamation requirements.